Other Comprehensive Income - Rollforward (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income Loss Total			$ (1,093,004)	$ (549,762)
Other comprehensive income (loss) before reclassifications	$ (108,452)	$ (11,343)
AOCI reclassifications	30,424	17,635
Other comprehensive income loss net of taxes	(78,028)	6,292
Ending Balance OCI	(1,171,032)	(543,470)
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges (Domain)
Accumulated Other Comprehensive Income Loss Total			(103,277)	(121,856)
Other comprehensive income (loss) before reclassifications	183	(2,057)
AOCI reclassifications	19,528	12,146
Other comprehensive income loss net of taxes	19,711	10,089
Ending Balance OCI	(83,566)	(111,767)
Accumulate benefit plans adjustment [Member]
Accumulated Other Comprehensive Income Loss Total			(282,019)	(141,987)
Other comprehensive income (loss) before reclassifications	0	0
AOCI reclassifications	10,896	5,489
Other comprehensive income loss net of taxes	10,896	5,489
Ending Balance OCI	(271,123)	(136,498)
Accumulated translation adjustments (Domain) [Member]
Accumulated Other Comprehensive Income Loss Total			(702,447)	(286,744)
Other comprehensive income (loss) before reclassifications	(105,548)	(9,535)
AOCI reclassifications	0	0
Other comprehensive income loss net of taxes	(105,548)	(9,535)
Ending Balance OCI	(807,995)	(296,279)
Total, before non-controlling interests
Accumulated Other Comprehensive Income Loss Total			(1,087,743)	(550,587)
Other comprehensive income (loss) before reclassifications	(105,365)	(11,592)
AOCI reclassifications	30,424	17,635
Other comprehensive income loss net of taxes	(74,941)	6,043
Ending Balance OCI	(1,162,684)	(544,544)
Noncontrolling interests not subject to put provisions [Member]
Accumulated Other Comprehensive Income Loss Total			$ (5,261)	$ 825
Other comprehensive income (loss) before reclassifications	(3,087)	249
AOCI reclassifications	0	0
Other comprehensive income loss net of taxes	(3,087)	249
Ending Balance OCI	$ (8,348)	$ 1,074